New Accounting Requirements - Additional Information (Detail) £ in Millions	Dec. 31, 2021 GBP (£)
Description Of New Accounting Requirements [line items]
Impairment of intangible asset	£ 68
Saas Configuration And Customisation Costs [Member] | IFRS IC Agenda Decision On SaaS [Member]
Description Of New Accounting Requirements [line items]
Reduction in accounting estimates	40
Employee Benefits [Member] | IFRS IC Agenda Decision On Attributing Benefit To Periods Of Service [Member]
Description Of New Accounting Requirements [line items]
Reduction in accounting estimates	£ (42)